Equity (Details)	Jan. 17, 2024 HKD ($)	Jan. 17, 2024 USD ($)	Jan. 16, 2024 HKD ($)	Jan. 16, 2024 USD ($)	Jan. 11, 2024 HKD ($)	Jan. 11, 2024 USD ($)	Dec. 22, 2023 HKD ($)	Dec. 22, 2023 USD ($) $ / shares	Dec. 22, 2023 $ / shares
Equity [Line Items]
Dividend amount							$ 7,830,800	$ 1,000,000
Amount paid in installments	$ 1,337,583	$ 170,828	$ 5,794,200	$ 740,000	$ 698,217	$ 89,172
Dividend per share | (per share)								$ 0.05	$ 0.41